Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Schedule of Accounts Receivable

The accounts receivable as at December 31, 2023, is summarized as follows:

	2023	2022
Accounts receivable	$6,368,144	$7,453,523

Provision for doubtful accounts	(106,839)	(53,241)

Net accounts receivable	$6,261,305	$7,400,282